Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.03	$ 0.03
Ordinary shares, shares authorized	100,000,000	37,500,000
Ordinary shares, shares issued	32,895,576	31,392,040
Ordinary shares, shares outstanding	32,895,576	31,392,040